7. OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Other Current And Non-current Assets
OTHER CURRENT AND NON-CURRENT ASSETS
7.	OTHER CURRENT AND NON-CURRENT ASSETS

The group of other current and non-current assets is comprised as follows:

				Consolidated
	Current		Non-current
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Judicial deposits (Note 16)			339,351	331,258
Credits with the PGFN (1)			46,774	46,774
Recoverable taxes (2)	866,986	780,715	401,071	386,872
Prepaid expenses	50,078	27,011	30,741	20,421
Actuarial asset - related party (Note 18 b)			111,281	119,854
Derivative financial instruments (Note 12 I)		2,298
Securities held for trading (Note 12 I )	2,952	2,966
Iron ore inventory (3)			144,499	144,499
Northeast Investment Fund – FINOR			26,598	26,598
Other receivables (Note 12 I)			20,024	15,291
Loans with related parties (Note 18 b and 12 I)	2,441		554,694	479,960
Other receivables from related parties (Note 18 b)	3,577	5,768	30,770	32,020
Monetary adjustment related to the Eletrobrás's compulsory loan (Note 23)			755,151
Other	67,544	33,255	67,521	72,273
	993,578	852,013	2,528,475	1,675,820

(1)  Refers to the excess of judicial deposit originated by the 2009 REFIS (Tax Debt Refinancing Program). After the settlement of the tax debt refinancing program, the amount related to one of the lawsuits was fully redeemed through a judicial authorization.

(2)  Refers mainly to taxes on revenue (PIS/COFINS) and State VAT (ICMS) recoverable and income tax and social contribution for offset.

(3)  Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed, expected to start operating in the first half of 2020.